SPDR® Series Trust
One Lincoln Street
Boston, MA 02111
November 4, 2011
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention: File Room

Re:	SPDR Series Trust (the “Registrant”)
File Nos. 333-57793 and 811-08839
Dear Sir/Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses for the above-referenced Registrant do not differ from the documents contained in Post-Effective Amendment No. 73 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed electronically on October 28, 2011 with an effective date of October 31, 2011 (Accession # 0000950123-11-093041).
Any comments or questions with respect to this filing should be directed to my attention at (617) 662-3909.
Sincerely,
/s/ Ryan M. Louvar
Ryan M. Louvar
Secretary
cc: W. John McGuire, Esq.